Significant accounting policies - Property, Plant and Equipment (Details 1)	12 Months Ended
Dec. 31, 2015
Buildings
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Machinery and equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	8 years
Machinery and equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years